INTERESTS IN OTHER ENTITIES (Details)	Apr. 30, 2026 structuredEntities subsidiary
Investments accounted for using equity method [abstract [Line Items]
Number of structured entities | structuredEntities	4
TSB
Investments accounted for using equity method [abstract [Line Items]
Percentage of share capital acquired	100.00%
TSB Covered Bonds (LM)
Investments accounted for using equity method [abstract [Line Items]
Percentage of share capital acquired	20.00%
TSB Covered Bonds (Holdings) Ltd and TSB Banking Group plc Employee Share Trust
Investments accounted for using equity method [abstract [Line Items]
Number of subsidiaries | subsidiary	2